UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07503

Morgan Stanley Japan Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2006

Date of reporting period:	May 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Japan Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended November 30, 2006

Total Return for the 6 Months Ended November 30, 2006
Class A	Class B	Class C	Class D	MSCI Japan Index[1]	Lipper Japan Funds Index[2]
-3.42%	-3.85%	-3.78%	-3.27%	0.60%	-3.90%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The Japanese stock markets were volatile for the six-month period ended November 30, 2006. The MSCI Japan Index remained nearly flat, rising by 0.60 percent. However, stock prices in the start-up markets fell the most among the Japanese stock indexes during the period.

Early in the period, spiraling geopolitical risks in the Middle East, North Korea and India, together with concerns over rising interest rates and deteriorating credit of hedge funds, led the markets decline from June to July. After five years and four months, the Bank of Japan ended its zero interest rate policy on July 14, 2006, which seemed already priced into the markets and the impact was limited. The markets rebounded in August as some economic data such as machinery orders and capital expenditure proved that the Japanese economy remained sound. In September, the stock markets continued to gain on the back of receding fears of U.S. economic slowdown as well as high expectations for Japan's new prime minister's administration. The Japanese stock markets also reacted positively to a better-than-expected TANKAN business sentiment survey that the Bank of Japan released in early October.

However, toward end of October, Japanese companies started to announce earnings results for the six-month period ended September 30, and investor sentiment deteriorated amid the companies' conservative earnings outlooks for fiscal year 2006. The markets were further dragged down by concerns of economic slowdown, triggered by a weaker-than-expected September machinery order announcement. Third quarter gross domestic product was lower than anticipated, and therefore did not completely eliminate the concerns over the future of the Japanese economy. However, stock markets recovered as better-than-expected October industrial production data, which was released at the end of November, diminished pessimism about Japan's domestic economy.

Performance Analysis

Morgan Stanley Japan Fund underperformed the Morgan Stanley Capital International (MSCI) Japan Index and outperformed the Lipper Japan Funds Index for the six months ended November 30, 2006, assuming no deduction of applicable sales charges.

The Fund's sector allocation and stock selection produced underperformance relative to the MSCI Japan Index for the six-month period ended November 30, 2006. Detractors from performance included a smaller allocation in the automobiles and components industry and stock selection in the software and services industry. The largest detractor was the Fund's zero exposure to an auto manufacturer. On the other hand, a minimum allocation in the diversified financials industry and stock selection in the materials sector contributed positively to performance relative to the MSCI Japan Index. Stock selection and an overweight allocation in the technology hardware and equipment industry also benefited performance. Chief among the Fund's better performing stock picks was a manufacturer of computer input devices.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Canon Inc.	4.0%
Hitachi Construction Machinery Co., Ltd.	3.9
Secom Techno Service Co., Ltd.	3.8
Sumitomo Mitsui Financial Group, Inc.	3.8
Mizuho Financial Group, Inc.	3.6
Roland DG Corp.	3.5
SMC Corporation	3.5
Hisamitsu Pharmaceutical Co., Inc.	3.4
Hitachi Systems & Services, Ltd.	3.4
JFE Holdings, Inc.	3.3
TOP FIVE INDUSTRIES
Electronic Equipment/Instruments	11.7%
Electronic Components	7.8
Pharmaceuticals: Other	6.6
Steel	6.3
Computer Peripherals	5.5

Data as of November 30, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common or preferred stocks (including depositary receipts) of companies that are located in Japan. A company will be considered located in Japan if (i) it is organized under the laws of Japan and has its principal office in Japan, (ii) it derives 50 percent or more of its revenues from businesses in Japan or (iii) its equity securities are traded principally on a Japanese stock exchange.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended November 30, 2006
Symbol	Class A Shares* (since 07/28/97) JPNAX		Class B Shares** (since 04/26/96) JPNBX		Class C Shares† (since 07/28/97) JPNCX		Class D Shares†† (since 07/28/97) JPNDX
1 Year	10.18 4.39	[3] [4]	9.25% 4.25	[3] [4]	9.36% 8.36	[3] [4]	10.37% —	[3]
5 Years	9.18 8.01	[3] [4]	8.25 7.96	[3] [4]	8.25 8.25	[3] [4]	9.34 —	[3]
10 Years	— —		0.73 0.73	[3] [4]	— —		— —
Since Inception	0.85 0.27	[3] [4]	(0.81) (0.81)	[3] [4]	0.03 0.03	[3] [4]	1.05 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) Japan Index is a capitalization weighted index that measures the performance of certain companies traded on the Japanese stock market in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by Japan. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Japan Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Japan Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/06 – 11/30/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	06/01/06	11/30/06	06/01/06 – 11/30/06
Class A
Actual (-3.42% return)	$1,000.00	$965.80	$8.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.04	$9.10
Class B
Actual (-3.85% return)	$1,000.00	$961.50	$12.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.28	$12.86
Class C
Actual (-3.78% return)	$1,000.00	$962.20	$12.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.28	$12.86
Class D
Actual (-3.27% return)	$1,000.00	$967.30	$7.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.30	$7.84

*  Expenses are equal to the Fund's annualized expense ratios of 1.80%, 2.55%, 2.55% and 1.55% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Morgan Stanley Japan Fund

Portfolio of Investments  ■  November 30, 2006 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.9%)
	Advertising/Marketing Services (2.0%)
497	Dentsu Inc.	$1,365,054
	Apparel/Footwear (3.9%)
67,700	Daidoh, Ltd.	812,774
277,000	Descente, Ltd.	1,425,911
34,000	Levi Strauss Japan Kabushiki Kaisha	486,008
		2,724,693
	Apparel/Footwear Retail (1.9%)
68,600	Nishimatsuya Chain Co., Ltd. (b)	1,333,132
	Beverages: Non-Alcoholic (3.0%)
67,200	ITO EN, Ltd. (b)	2,048,851
	Chemicals: Specialty (4.4%)
21,700	Shin-Etsu Chemical Co., Ltd.	1,433,797
183,000	Taiyo Nippon Sanso Corp. (b)	1,632,743
		3,066,540
	Computer Peripherals (5.5%)
80,100	Roland DG Corp.	2,455,994
526	Wacom Co., Ltd. (b)	1,349,300
		3,805,294
	Containers/Packaging (1.2%)
49,500	Pack Corp. (The)	829,845
	Electric Utilities (1.5%)
25,000	Electric Power Development Co., Ltd.	1,042,926
	Electronic Components (7.8%)
291	AXELL Corp.	829,418
39,800	Hamamatsu Photonics KK (b)	1,151,582
57,600	Hoya Corp.	2,268,578
119,300	Zuken Inc.	1,206,601
		5,456,179
	Electronic Distributors (1.8%)
90,000	Fujitsu Devices, Inc.	1,211,867

NUMBER OF SHARES		VALUE
	Electronic Equipment/ Instruments (11.7%)
52,900	Canon Inc.	$2,796,234
8,200	Keyence Corp.	1,882,501
46,900	Optex Co., Ltd.	1,296,253
112,000	Ricoh Co., Ltd.	2,128,174
		8,103,162
	Electronics/Appliance Stores (1.3%)
112,700	Culture Convenience Club Co., Ltd.	906,233
	Electronics/Appliances (0.9%)
169,000	D & M Holdings, Inc.	608,680
	Engineering & Construction (1.2%)
144,000	Kandenko Co., Ltd.	820,867
	Financial Conglomerates (3.6%)
336	Mizuho Financial Group, Inc.	2,472,551
	Food: Specialty/Candy (2.3%)
44,700	Unicharm Petcare Corp. (b)	1,567,473
	Industrial Machinery (3.5%)
17,500	SMC Corporation	2,401,753
	Information Technology Services (3.4%)
116,000	Hitachi Systems & Services, Ltd.	2,364,484
	Internet Retail (0.8%)
29,600	ASKUL Corp.	566,281
	Major Banks (3.8%)
248	Sumitomo Mitsui Financial Group, Inc.	2,613,232
	Metal Fabrications (1.0%)
49,200	Tsubaki Nakashima Co., Ltd. (b)	704,557

See Notes to Financial Statements

Morgan Stanley Japan Fund

Portfolio of Investments  ■  November 30, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services (4.7%)
19,300	ART Corp.	$601,772
62,500	Secom Techno Service Co., Ltd.	2,623,510
		3,225,282
	Packaged Software (1.0%)
24,000	Trend Micro Inc.	725,514
	Pharmaceuticals: Other (6.6%)
78,400	Hisamitsu Pharmaceutical Co., Inc.	2,370,012
102,000	Tsumura & Co.	2,211,263
		4,581,275
	Real Estate Development (0.8%)
92,000	Airport Facilities Co., Ltd.	519,675
	Recreational Products (2.0%)
79,500	KOEI Co., Ltd. (b)	1,414,493
	Regional Banks (2.8%)
247,000	Bank of Fukuoka, Ltd. (The)	1,911,487
	Restaurants (1.1%)
38,900	Ichibanya Co., Ltd.	771,079
	Steel (6.3%)
49,900	JFE Holdings, Inc.	2,301,487
457,000	Nippon Steel Corp. (b)	2,052,513
		4,354,000
	Trucks/Construction/ Farm Machinery (3.9%)
114,000	Hitachi Construction Machinery Co., Ltd.	2,717,568
	Wholesale Distributors (4.2%)
56,800	Impact 21 Co., Ltd.	952,717
119,300	Meiko Shokai Co., Ltd.	1,070,588
33,000	Toyota Tsusho Corp.	860,770
		2,884,075
Total Common Stocks (Cost $63,838,161)		69,118,102

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (12.0%)
	Short-Term Debt Securities Held as Collateral on Loaned Securities
$259	Alliance & Leister Plc., 5.33%, 12/31/07 (a)	$258,837
129	Bancaja, 5.37%, 12/31/07 (a)	129,418
414	Bank of America, 5.32%, 05/15/07 (a)	414,139
129	Bank of New York Co., Inc., 5.31%, 12/31/07 (a)	129,418
129	Barton Capital Corp. 5.29%, 12/20//06	128,869
	Bear Stearns,
104	5.37%, 03/08/07 (a)	103,574
155	5.37%, 03/12/07 (a)	155,302
259	5.36%, 12/31/07 (a)	258,837
259	BNP Paribas Mtn., 5.35%, 12/31/07 (a)	258,837
258	Cancara Asset Securitisation, 5.29%, 12/12/06	257,738
	CIC NY,
181	5.30%, 09/04/07 (a)	181,165
259	5.34%, 05/31/07 (a)	258,837
264	Dekabank Deutsche Girozentrale, 5.39% 12/31/07 (a)	264,014
51	Deutsche Bank Securities Inc., 5.34%, 12/01/06	50,535
259	Dexia Bank NY, 5.33%, 09/28/07 (a)	258,786
258	Gemini Securitizaton Corp., 5.28%, 12/08/06	258,155
	Goldman Sachs Group, Inc.
243	5.42%, 11/30/07 (a)	243,307
129	5.37%, 12/31/07 (a)	129,418
129	HSBC Finance Corp., 5.31%, 12/31/07 (a)	129,418
129	Liberty Lighthouse US Capital, 5.33%, 02/01/07 (a)	129,412

See Notes to Financial Statements

Morgan Stanley Japan Fund

Portfolio of Investments  ■  November 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Manufacturers and Traders,
$78	5.31%, 12/29/06 (a)	$77,649
156	5.29%, 06/15/07 (a)	155,622
136	Merrill Lynch and Co., 5.35%, 04/26/07 (a)	136,055
129	MIT UFJ TR, NY, 5.33% , 02/16/07 (a)	129,418
	Natexis Banques Populaires NY,
129	5.35%, 02/28/07 (a)	129,418
259	5.34%, 04/05/07 (a)	258,837
	National City Bank Cleveland,
246	5.32%, 03/01/07 (a)	245,872
129	5.32%, 09/18/07 (a)	129,409
518	National Rural Utilites Coop., Fin., 5.31%, 12/31/07 (a)	517,674
300	Nationwide Building Society, 5.42%, 11/30/07 (a)	300,251
388	Nordea Bank New York, 5.31%, 05/16/07 (a)	388,246
122	Rhein-Main Securitisation, 5.33%, 01/18/07	122,201
129	Scaldis Capital LLC, 5.29%, 12/07/06	128,850
154	Sheffield Receivable Corp., 5.31%, 01/23/07	154,029
259	Skandi New York, 5.31%, 12/31/07 (a)	258,837
259	SLM Corp., 5.33%, 12/31/07 (a)	258,837
259	Toronto Dominion New York, 5.32%, 05/29/07 (a)	258,837
181	Unicredito Italiano Bank (IRE) PLC, 5.33%, 12/31/07 (a)	181,186
388	Wells Fargo Bank San Franciso N.A., 5.31%, 12/18/06 (a)	388,249

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$88	World Savings Bank FSB, 5.32, 10/19/07 (a)	$88,005

Total Short-Term Debt Securities Held as Collateral on Loaned Securities (Cost $8,305,498)		8,305,498
Total Investments (Cost $72,143,659) (c)	111.9%	77,423,600
Liabilities in Excess of Other Assets	(11.9)	(8,229,475)
Net Assets	100.0%	$69,194,125

  (a)  Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on November 30, 2006.

  (b)  All or a portion of this security was on loan at November 30, 2006.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,938,743 and the aggregate gross unrealized depreciation is $3,658,802, resulting in net unrealized appreciation of $5,279,941.

See Notes to Financial Statements

Morgan Stanley Japan Fund

Summary of Investments  ■  November 30, 2006 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Collateral on Loaned Securities	$8,305,498	12.0%
Electronic Equipment/ Instruments	8,103,162	11.7
Electronic Components	5,456,179	7.8
Pharmaceuticals: Other	4,581,275	6.6
Steel	4,354,000	6.3
Computer Peripherals	3,805,294	5.5
Miscellaneous Commercial Services	3,225,282	4.7
Chemicals: Specialty	3,066,540	4.4
Wholesale Distributors	2,884,075	4.2
Apparel/Footwear	2,724,693	3.9
Trucks/Construction/Farm Machinery	2,717,568	3.9
Major Banks	2,613,232	3.8
Financial Conglomerates	2,472,551	3.6
Industrial Machinery	2,401,753	3.5
Information Technology Services	2,364,484	3.4

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Beverages: Non-Alcoholic	$2,048,851	3.0%
Regional Banks	1,911,487	2.8
Food: Specialty/Candy	1,567,473	2.3
Recreational Products	1,414,493	2.0
Advertising/Marketing Services	1,365,054	2.0
Apparel/Footwear Retail	1,333,132	1.9
Electronic Distributors	1,211,867	1.8
Electric Utilities	1,042,926	1.5
Electronics/Appliance Stores	906,233	1.3
Containers/Packaging	829,845	1.2
Engineering & Construction	820,867	1.2
Restaurants	771,079	1.1
Packaged Software	725,514	1.0
Metal Fabrications	704,557	1.0
Electronics/Appliances	608,680	0.9
Internet Retail	566,281	0.8
Real Estate Development	519,675	0.8
	$77,423,600	111.9%

See Notes to Financial Statements

Morgan Stanley Japan Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $72,143,659) (Including $7,929,796 of securities loaned)	$77,423,600
Cash (including foreign currency of $857 at value, with cost of $857)	1,516
Receivable for:
Dividends	220,798
Shares of beneficial interest sold	74,307
Prepaid expenses and other assets	8,337
Total Assets	77,728,558
Liabilities:
Collateral on securities loaned at value	8,305,498
Payable for:
Shares of beneficial interest redeemed	59,748
Investment advisory fee	48,551
Distribution fee	31,121
Transfer agent fee	8,199
Administration fee	4,465
Accrued expenses and other payables	76,851
Total Liabilities	8,534,433
Net Assets	$69,194,125
Composition of Net Assets:
Paid-in-capital	$99,980,988
Net unrealized appreciation	5,281,734
Accumulated net investment loss	(428,779)
Accumulated net realized loss	(35,639,818)
Net Assets	$69,194,125
Class A Shares:
Net Assets	$31,438,344
Shares Outstanding (unlimited authorized, $.01 par value)	3,378,006
Net Asset Value Per Share	$9.31
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$9.83
Class B Shares:
Net Assets	$17,420,060
Shares Outstanding (unlimited authorized, $.01 par value)	1,992,045
Net Asset Value Per Share	$8.74
Class C Shares:
Net Assets	$12,823,846
Shares Outstanding (unlimited authorized, $.01 par value)	1,481,981
Net Asset Value Per Share	$8.65
Class D Shares:
Net Assets	$7,511,875
Shares Outstanding (unlimited authorized, $.01 par value)	793,326
Net Asset Value Per Share	$9.47

See Notes to Financial Statements

Morgan Stanley Japan Fund

Financial Statements continued

Statement of Operations

For the six months ended November 30, 2006 (unaudited)

Net Investment Loss: Income
Dividends (net of $25,459 foreign withholding tax)	$338,239
Interest	15,286
Income from securities loaned - net	9,142
Total Income	362,667
Expenses
Investment advisory fee	316,267
Distribution fee (Class A shares)	39,376
Distribution fee (Class B shares)	100,362
Distribution fee (Class C shares)	67,587
Transfer agent fees and expenses	78,313
Shareholder reports and notices	37,948
Professional fees	30,740
Administration fee	29,082
Registration fees	25,075
Tax	24,418
Custodian fees	9,287
Trustees' fees and expenses	657
Other	10,468
Total Expenses	769,580
Less: expense offset	(394)
Net Expenses	769,186
Net Investment Loss	(406,519)
Net Realized and Unrealized Gain (Loss): Net Realized Gain on:
Investments	2,678,594
Foreign exchange transactions	11,099
Net Realized Gain	2,689,693
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(5,273,066)
Translation of other assets and liabilities denominated in foreign currencies	(11,506)
Net Depreciation	(5,284,572)
Net Loss	(2,594,879)
Net Decrease	$(3,001,398)

See Notes to Financial Statements

Morgan Stanley Japan Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006	FOR THE YEAR ENDED MAY 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(406,519)	$(630,708)
Net realized gain	2,689,693	26,478,781
Net change in unrealized appreciation/depreciation	(5,284,572)	(5,690,535)
Net Increase (Decrease)	(3,001,398)	20,157,538
Net decrease from transactions in shares of beneficial interest	(7,306,911)	(7,889,406)
Net Increase (Decrease)	(10,308,309)	12,268,132
Net Assets:
Beginning of period	79,502,434	67,234,302
End of Period
(Including accumulated net investment losses of $428,779 and $22,260, respectively)	$69,194,125	$79,502,434

See Notes to Financial Statements

Morgan Stanley Japan Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Japan Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 22, 1996 and commenced operations on April 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Asset & Investment Trust Management Co., Limited, (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the

Morgan Stanley Japan Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange

Morgan Stanley Japan Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at November 30, 2006 were $7,929,796 and $8,305,498, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.87% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Morgan Stanley Japan Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund's assets including placing orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $152,661 for the six months ended November 30, 2006.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C — up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $19,256,164 at November 30, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $938, $14,387 and $858, respectively and received $8,397 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Japan Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2006 aggregated $6,439,320 and $13,259,768, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006		FOR THE YEAR ENDED MAY 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	128,914	$1,181,694	650,329	$6,023,007
Conversion from Class B	183,984	1,688,801	389,688	3,387,354
Redeemed	(368,592)	(3,393,874)	(1,079,340)	(9,138,702)
Net increase (decrease) — Class A	(55,694)	(523,379)	(39,323)	271,659
CLASS B SHARES
Sold	146,231	1,271,973	1,528,224	12,684,629
Conversion to Class A	(195,604)	(1,688,801)	(411,764)	(3,387,354)
Redeemed	(627,964)	(5,401,545)	(1,848,832)	(15,244,545)
Net decrease — Class B	(677,337)	(5,818,373)	(732,372)	(5,947,270)
CLASS C SHARES
Sold	103,624	885,200	332,202	2,702,932
Redeemed	(257,005)	(2,185,701)	(799,847)	(6,600,220)
Net decrease — Class C	(153,381)	(1,300,501)	(467,645)	(3,897,288)
CLASS D SHARES
Sold	337,433	3,192,844	580,176	5,205,815
Redeemed	(305,301)	(2,857,502)	(394,590)	(3,522,322)
Net increase — Class D	32,132	335,342	185,586	1,683,493
Net decrease in Fund	(854,280)	$(7,306,911)	(1,053,754)	$(7,889,406)

Morgan Stanley Japan Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2006, the Fund had a net capital loss carryforward of $38,329,503 of which $25,439,604 will expire on May 31, 2007, $5,950,252 will expire on May 31, 2011, $5,610,998 will expire on May 31, 2012 and $1,328,649 will expire on May 31, 2013 to offset future capital gains to the extent provided by regulations.

As of May 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year).

Morgan Stanley Japan Fund

Notes to Financial Statements  ■  November 30, 2006 (unaudited) continued

9. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Japan Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2006		2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.64		$7.26	$7.08	$4.95	$6.38	$7.83
Income (loss) from investment operations:
Net investment loss‡	(0.04)		(0.04)	(0.04)	(0.05)	(0.03)	(0.06)
Net realized and unrealized gain (loss)	(0.29)		2.42	0.22	2.18	(1.40)	(1.39)
Total income (loss) from investment operations	(0.33)		2.38	0.18	2.13	(1.43)	(1.45)
Net asset value, end of period	$9.31		$9.64	$7.26	$7.08	$4.95	$6.38
Total Return†	(3.42	)%(1)	32.78%	2.54%	43.03%	(22.41)%	(18.52)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.80	%(2)	1.85%	1.77%	1.80%	2.00%	1.82%
Net investment loss	(0.80	)%(2)	(0.48)%	(0.62)%	(0.70)%	(0.93)%	(1.00)%
Supplemental Data:
Net assets, end of period, in thousands	$31,438		$33,084	$25,206	$3,839	$4,493	$1,914
Portfolio turnover rate	9	%(1)	110%	4%	33%	95%	14%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Japan Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2006		2006	2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.09		$6.90	$6.78	$4.79	$6.21	$7.70
Income (loss) from investment operations:
Net investment loss‡	(0.07)		(0.11)	(0.09)	(0.09)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	(0.28)		2.30	0.21	2.08	(1.33)	(1.38)
Total income (loss) from investment operations	(0.35)		2.19	0.12	1.99	(1.42)	(1.49)
Net asset value, end of period	$8.74		$9.09	$6.90	$6.78	$4.79	$6.21
Total Return†	(3.85	)%(1)	31.74%	1.77%	41.54%	(22.87)%	(19.35)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.55	%(2)	2.61%	2.53%	2.56%	2.76%	2.57%
Net investment loss	(1.55	)%(2)	(1.24)%	(1.37)%	(1.46)%	(1.69)%	(1.75)%
Supplemental Data:
Net assets, end of period, in thousands	$17,420		$24,259	$23,458	$56,197	$37,160	$61,562
Portfolio turnover rate	9	%(1)	110%	4%	33%	95%	14%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Japan Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2006		2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.99		$6.82	$6.70	$4.73	$6.14	$7.62
Income (loss) from investment operations:
Net investment loss‡	(0.07)		(0.09)	(0.09)	(0.09)	(0.08)	(0.11)
Net realized and unrealized gain (loss)	(0.27)		2.26	0.21	2.06	(1.33)	(1.37)
Total income (loss) from investment operations	(0.34)		2.17	0.12	1.97	(1.41)	(1.48)
Net asset value, end of period	$8.65		$8.99	$6.82	$6.70	$4.73	$6.14
Total Return†	(3.78	)%(1)	31.82%	1.79%	41.65%	(22.96)%	(19.42)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.55	%(2)	2.47%	2.53%	2.56%	2.76%	2.57%
Net investment loss	(1.55	)%(2)	(1.10)%	(1.37)%	(1.46)%	(1.69)%	(1.75)%
Supplemental Data:
Net assets, end of period, in thousands	$12,824		$14,706	$14,335	$11,638	$6,109	$4,304
Portfolio turnover rate	9	%(1)	110%	4%	33%	95%	14%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Japan Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2006		2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.79		$7.36	$7.16	$5.01	$6.43	$7.89
Income (loss) from investment operations:
Net investment loss‡	(0.02)		(0.01)	(0.05)	(0.03)	(0.04)	(0.05)
Net realized and unrealized gain (loss)	(0.30)		2.44	0.25	2.18	(1.38)	(1.41)
Total income (loss) from investment operations	(0.32)		2.43	0.20	2.15	(1.42)	(1.46)
Net asset value, end of period	$9.47		$9.79	$7.36	$7.16	$5.01	$6.43
Total Return†	(3.27	)%(1)	33.02%	2.79%	42.91%	(22.08)%	(18.50)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.55	%(2)	1.61%	1.53%	1.56%	1.76%	1.57%
Net investment loss	(0.55	)%(2)	(0.24)%	(0.37)%	(0.46)%	(0.69)%	(0.75)%
Supplemental Data:
Net assets, end of period, in thousands	$7,512		$7,453	$4,235	$23,353	$11,797	$14,856
Portfolio turnover rate	9	%(1)	110%	4%	33%	95%	14%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Japan Fund

Results of Special Shareholder Meeting (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006, to permit further solicitation of proxies. The meeting was held on August 23, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	4,063,945	212,176	0	0
Kathleen A. Dennis	4,060,735	215,386	0	0
James F. Higgins	4,116,912	159,209	0	0
Joseph J. Kearns	4,116,218	159,903	0	0
Michael F. Klein	4,063,273	212,848	0	0
W. Allen Reed	4,061,914	214,207	0	0
Fergus Reid	4,114,133	161,988	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund's ability to pledge assets	3,073,441	193,693	123,919	885,068
Elimination of the fundamental policy restricting purchases of securities on margin	3,005,287	268,324	117,442	885,068
Elimination of the fundamental policy prohibiting investments in oil, gas, and other types of minerals or mineral leases	3,044,247	227,104	119,702	885,068
Elimination of the fundamental policy prohibiting investments for purposes of exercising control	3,028,388	139,190	223,475	885,068
Elimination of the fundamental policy regarding investments in unseasoned companies	3,123,396	157,521	110,136	885,068

(3) Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding diversification	3,018,829	238,643	133,581	885,068
Modify fundamental policy regarding borrowing money	2,994,930	279,324	116,799	885,068
Modify fundamental policy regarding loans	3,016,446	257,575	117,032	885,068
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	3,010,013	267,223	113,817	885,068
Modify fundamental policy regarding issuance of senior securities	3,010,578	267,350	113,125	885,068

Morgan Stanley Japan Fund

Results of Special Shareholder Meeting (unaudited) continued

(4) Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	2,995,217	289,459	106,377	885,068
Reclassification as non-fundamental the fundamental policy prohibiting investments in other investment companies	3,015,421	268,136	107,496	885,068

  *  Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Adviser

Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4 chome, Shibuya-ku
Tokyo, Japan 150-6009

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

MORGAN STANLEY FUNDS

Morgan Stanley
Japan Fund

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

Semiannual Report

November 30, 2006

JPNSAN-RA07-00013P-Y11/06

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

January 18, 2007

/s/ Francis Smith

Francis Smith

Principal Financial Officer

January 18, 2007